STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		12 Months Ended
	May 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Oct. 12, 2023	Sep. 22, 2023
Reverse stock split	One for Three Hundred (1-for-300)
Common stock, shares issued		215,342	215,342	215,342
Common stock, shares outstanding		215,342	215,342	215,342
Common stock, shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		700,000,000	700,000,000	700,000,000
Board of Directors [Member]
Reverse stock split	One for Three Hundred (1-for-300)
Authorized number of shares					1,000,000,000
Preferred stock, shares par value					$ 0.0001
Common stock, shares par value					$ 0.0001
Preferred stock, shares authorized					300,000,000
Common stock, shares authorized					700,000,000
Series A, Preferred Stock [Member]
Preferred stock, shares issued		10,000	10,000	10,000
Preferred stock, shares outstanding		10,000	10,000	10,000
Conversion Price		$ 1.00
Preferred stock, shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Series B Preferred Stock [Member]
Preferred stock, shares issued		5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding		5,000,000	5,000,000	5,000,000
Preferred stock, shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Series B Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares designated					10,000,000
Series A Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares designated					10,000,000
Restricted Shares [Member]
Common stock, shares issued						72,000
Prepaid services						$ 489,600
Prepaid expenses		$ 0	$ 367,200